Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation

A reconciliation of the Company’s effective tax rate is summarized as follows:

	At December 31,
	2021	2020	2019
	(in Euros)
Income taxes at Italy statutory rate	€(1,296,797)	€(1,342,083)	€(1,103,454)
Permanent differences	(1,189,844)	3,750	11,370
Other	(29,928)	-	-
Federal Income tax for Genenta INC	(26,462)	-	-
Change in valuation allowance	2,543,031	1,338,333	1,092,084
Total provision expense for income taxes	€-	€-	€-

Schedule of deferred tax assets

Significant components of the Company’s net deferred tax assets are summarized as follows:

	At December 31,
	2021	2020	2019
	(in Euros)
Deferred tax assets
Net operating loss carryforwards	€7,125,174	€4,692,845	€3,192,643
Other	6,000	-	144,000
Allowance for corporate equity	315,322	210,620	178,972
Total deferred tax assets	7,446,496	4,903,464	3,515,615
Valuation allowance	(7,446,496)	(4,903,464)	(3,515,615)
Net deferred tax assets	€-	€-	€-

Schedule of tax loss carryforwards expire

Tax loss carryforwards expire as follows:

	At December 31,
	2021	2020	2019
	(in Euros)
No expiration date	€5,487,085	€5,487,085	€5,487,085
No expiration date - DL 98/2011	24,241,891	14,066,434	7,815,593
Total	€29,728,976	€19,553,519	€13,302,678